Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
2016 Debentures [member]
Convertible debentures [line items]
Volatility	3,800	3,800	3,800	3,800
Expected life in years	2.56 years	3.56 years
Risk free interest rate	1.69%	2.58%
Expected dividend yield	0.00%	0.00%
Credit spread	23.96%	25.79%
Underlying share price of the Company	$ 1.67	$ 2.41
Conversion exercise price			$ 2.3261	$ 2.3261
Exchange rate (C$:US$)	0.7699	0.7330	0.7699	0.7330
2017 Debentures [member]
Convertible debentures [line items]
Volatility	3,800	3,800	3,800	3,800
Expected life in years	2.56 years	3.56 years
Risk free interest rate	1.69%	2.58%
Expected dividend yield	0.00%	0.00%
Credit spread	23.96%	25.79%
Underlying share price of the Company	$ 1.67	$ 2.41
Conversion exercise price			$ 2.6919	$ 2.6919
Exchange rate (C$:US$)	0.7699	0.7330	0.7699	0.7330